Fair Value Measurements of Financial Instruments - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value Measurements Recurring - Commodity Derivatives - USD ($)
$ in Thousands
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Fair value of derivative asset	$ 53,379	$ 7	$ 9,764
Liabilities:
Fair value of derivative liability	1,623	22,185	248
Significant Other Observable Inputs (Level 2)
Assets:
Fair value of derivative asset	53,379	7	9,764
Liabilities:
Fair value of derivative liability	$ 1,623	$ 22,185	$ 248